23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 9) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		R$ 39,469,700		R$ 33,446,980	R$ 30,188,421
Cost of Sales		(29,998,822)		(25,370,042)	(25,320,753)
Interests on loans and borrowings		(1,545,825)		(1,516,677)
Foreign Exchange variation on assets and liabilities		(1,179,236)		100,480
Effects on Financial Result		(1,776,123)		(1,511,504)
Other Comprehensive Income		995,898		661,241	R$ (4,311,739)	[1]
Asset / (Liability) net		(7,706)		91,700
Other Comprehensive Income		(1,298,801)		(722,469)
Inventories		442,398		47,374
Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Interest Rate Derivatives result		(32,909)		5,173
Cash flow hedges [member] | Derivative instruments - current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		182,858		32,054
Other Comprehensive Income		219,248	[2]	36,390
Cash flow hedges [member] | Non-derivative instruments - non-current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(306,340)		23,328
Other Comprehensive Income		(883,218)		(576,877)
Cash flow / fair value [member] | Designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net		(48,499)		69,674
Cash flow / fair value [member] | Derivatives result [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Inventories		442,398		47,374
Not designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Foreign Exchange Derivatives result		981,847		(178,523)
Not designated [member] | Not designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net		40,793		22,026
Net investment [member] | Non-derivative instruments - non-current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(277,856)		(66,818)
Other Comprehensive Income		(344,674)		(66,818)
Net sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		40,841,803		33,465,194
Derivatives result [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		(1,372,103)		(18,214)
Derivatives result [member] | Cash flow / fair value [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		182,662		30,238
Cost of sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		29,816,160		25,339,804
Foreign exchange [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		39,469,700		33,446,980
Foreign Exchange variation on assets and liabilities		(1,179,236)		100,480
Effects on Financial Result		(197,389)		(78,043)
Other Comprehensive Income	[3]	(613,089)		2,620
Asset / (Liability) net		151,000		115,338
Other Comprehensive Income	[3]	(1,179,950)		(566,860)
Inventories
Foreign exchange [member] | Cash flow hedges [member] | Derivative instruments - current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(28,893)		46,110
Other Comprehensive Income		47,942	[2]	76,835
Foreign exchange [member] | Cash flow hedges [member] | Non-derivative instruments - non-current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(306,340)		23,328
Other Comprehensive Income		(883,218)		(576,877)
Foreign exchange [member] | Cash flow / fair value [member] | Designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net		95,558		93,312
Foreign exchange [member] | Not designated [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Foreign Exchange Derivatives result		981,847		(178,523)
Foreign exchange [member] | Not designated [member] | Not designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net		55,442		22,026
Foreign exchange [member] | Net investment [member] | Non-derivative instruments - non-current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		(277,856)		(66,818)
Other Comprehensive Income		(344,674)		(66,818)
Foreign exchange [member] | Net sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		40,841,803		33,465,194
Foreign exchange [member] | Derivatives result [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net Revenue		(1,372,103)		(18,214)
Commodities [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		29,998,822		25,370,042
Other Comprehensive Income	[3]	211,751		(14,056)
Asset / (Liability) net		(144,057)		(23,638)
Other Comprehensive Income	[3]	171,306		(40,445)
Inventories		442,398		47,374
Commodities [member] | Cash flow hedges [member] | Derivative instruments - current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income		211,751		(14,056)
Other Comprehensive Income		171,306	[2]	(40,445)
Commodities [member] | Cash flow hedges [member] | Non-derivative instruments - non-current [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Other Comprehensive Income
Commodities [member] | Cash flow / fair value [member] | Designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net		(144,057)		(23,638)
Commodities [member] | Cash flow / fair value [member] | Derivatives result [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Inventories		442,398		47,374
Commodities [member] | Not designated [member] | Not designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net
Commodities [member] | Derivatives result [member] | Cash flow / fair value [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		182,662		30,238
Other Comprehensive Income		0
Commodities [member] | Cost of sales [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Cost of Sales		29,816,160		25,339,804
Interest rate [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Interests on loans and borrowings		(1,545,825)		(1,516,677)
Effects on Financial Result		(1,578,734)		(1,511,504)
Asset / (Liability) net		(14,649)
Other Comprehensive Income	[3]
Inventories
Interest rate [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Interest Rate Derivatives result		(32,909)		5,173
Interest rate [member] | Cash flow / fair value [member] | Designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net
Interest rate [member] | Not designated [member] | Not designated derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Asset / (Liability) net		R$ (14,649)

[1]	All changes in other comprehensive income are presented net of taxes.
[2]	Includes R$6,251 related to the time value of the foreign exchange option contracts, and R$6,178 related to the time value of the commodity options contracts.
[3]	All effects are presented gross of taxes.